Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000016473 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%	10.30%		8.78%
C000016475 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%	10.52%		9.00%
C000016474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	8.72%		7.87%
C000016476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	9.20%		7.70%
C000016477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	9.74%		8.24%
C000189761 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	10.52%	9.10%
C000016462 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%	14.83%		13.84%
C000016464 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%	15.06%		14.06%
C000189758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.44%	15.13%	15.39%
C000016463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%	13.20%		12.88%
C000055501 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.97%	13.69%		12.71%
C000016465 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%	14.26%		13.27%
C000189759 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%	15.07%	15.33%
C000016466 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%	13.05%		10.77%
C000016468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%	13.27%		10.99%
C000016467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	11.45%		9.84%
C000016469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%	11.93%		9.66%
C000016470 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	12.49%		10.22%
C000189760 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	13.28%	11.92%
C000016471 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	60.50%	8.23%		12.17%
C000055503 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	60.82%	8.46%		12.40%
C000016472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	50.82%	6.70%		11.24%
C000055505 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	58.81%	7.16%		11.07%
C000055506 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	59.68%	7.70%		11.62%
C000016484 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	10.00%		5.52%
C000016486 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	10.22%		5.72%
C000016485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.41%)	8.45%		4.64%
C000088007 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%	8.92%		4.47%
C000016487 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	9.46%		5.00%
C000189764 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	10.22%	5.82%
C000016488 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%	9.54%		7.45%
Without Sales Load [Member] | C000016474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%	10.02%		8.51%
Without Sales Load [Member] | C000016463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%	14.55%		13.55%
Without Sales Load [Member] | C000016467 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	12.78%		10.49%
Without Sales Load [Member] | C000016472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	60.02%	7.97%		11.90%
Without Sales Load [Member] | C000016485 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	9.74%		5.26%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%	16.30%		13.35%
Russell 1000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%	16.30%	14.17%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	14.41%
MSCI World [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.55%		10.66%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%		12.96%
Russell 3000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%	13.75%
Russell 1000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	13.93%		9.19%
Russell 1000 Value (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%	13.93%	9.16%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%	18.15%		17.01%
Russell 1000 Growth (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%	18.15%	18.60%
NYSE Arca Gold Miners [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	55.45%	9.61%		13.23%
Russell 2000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	10.04%		7.12%
Russell 2000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	10.04%	7.25%
S&P 500 Utilities [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.40%	11.14%		10.66%